Significant Events in the Reporting Period (Details) $ in Thousands, ₪ in Millions	1 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)
Shareholders’ Equity (Deficit) (Details) [Line Items]
Lease payment increased	10.00%
Approved program amount	$ 900	₪ 3.1
IIA finance percentage	60.00%	60.00%
First Lease Year [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Rent payment	$ 17
Second Lease Year [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Rent payment	$ 21